Financial Instruments (Schedule of Composition of Derivatives) (Details) € in Thousands, $ in Thousands	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($) [1]	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 42		€ 78
Derivatives presented under non-current assets	2,276	$ 2,705	10,238
Derivatives presented under current liabilities	(2,531)		(1,378)
Derivatives presented under non-current liabilities	(6,297)	$ (7,485)	(8,336)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	1,592		10,238
Derivatives presented under current liabilities	(1,195)		0
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	42		12
Derivatives presented under non-current assets	684		0
Derivatives presented under non-current liabilities	0		(144)
Forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	0		66
Swap contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(1,336)		(1,378)
Derivatives presented under non-current liabilities	€ (6,297)		€ (8,192)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)